Significant Risks and Uncertainties Including Business and Credit Concentrations-2 (Details) - TOI Parent Inc. - Supplier concentration	3 Months Ended	9 Months Ended			12 Months Ended
	Dec. 31, 2018	Sep. 30, 2021	Sep. 30, 2020	Sep. 19, 2018	Dec. 31, 2020	Dec. 31, 2019
Cost of Sales | Vendor A
Significant Risks and Uncertainties Including Business and Credit Concentrations
Concentration risk percentage	46.00%	51.00%	54.00%	48.00%	55.00%	57.00%
Cost of Sales | Vendor B
Significant Risks and Uncertainties Including Business and Credit Concentrations
Concentration risk percentage	52.00%	48.00%	44.00%	50.00%	45.00%	43.00%
Gross Payables | Vendor A
Significant Risks and Uncertainties Including Business and Credit Concentrations
Concentration risk percentage		30.00%			42.00%	39.00%
Gross Payables | Vendor B
Significant Risks and Uncertainties Including Business and Credit Concentrations
Concentration risk percentage		59.00%			48.00%	49.00%
Gross Payables | All other
Significant Risks and Uncertainties Including Business and Credit Concentrations
Concentration risk percentage					10.00%	12.00%